Shareholder Fees - FidelityPennsylvaniaMunicipalIncomeFund-PRO	Mar. 01, 2024 USD ($)
FidelityPennsylvaniaMunicipalIncomeFund-PRO | Fidelity Pennsylvania Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none